Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected in the unaudited condensed balance sheets	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of common stock reflected in the unaudited condensed balance sheets [Abstract]
Gross proceeds	$ 34,500,000
Less:
Proceeds allocated to Public Warrants	(15,438,750)
Class A common stock issuance costs	(18,534,128)
Plus:
Accretion of carrying value to redemption value	33,972,878
Class A common stock subject to possible redemption	$ 34,500,000